COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES

22. COMMITMENTS AND CONTINGENCIES

Operating lease as lessee

The Company has entered into operating leases for certain office space some of which contain renewal options. As of December 31, 2011, future minimum lease payments under non-cancelable operating leases were as follows:

Years ending:
December 31, 2012	1,558,709
December 31, 2013	1,222,620
December 31, 2014	623,001
December 31, 2015	150,613
December 31, 2016	87,857
Thereafter	—
Total minimum lease payments	3,642,800

Rental expenses under operating leases amounted to $1,219,194, $1,273,525 and $1,576,523 for the years ended December 31, 2009, 2010 and 2011, respectively.

Commitment to purchase technology

In December 2011, the Company entered into an agreement with a third party vendor under which the vendor would license certain technology to the Company. As of December 31, 2011 the Company had committed to pay non-refundable license fee and maintenance fee of $1.3 million to this vendor for technology to be received in 2012.

Commitment to equity investment

In December 2011, the Company entered into a strategic cooperation agreement and a joint venture agreement with a third party pursuant to which the Company and the third party agreed to set-up a joint venture (the “JV”) for the research and development of mobile phone platform software. The Company agreed to invest approximately RMB174.1 million (approximately $27.6 million) over three years into the JV to have a minority interest. As of date of these consolidated financial statements were approved for issuance, the Company had not made any payment and the JV was in the pre-operating stage.

R&D commitment

Pursuant to a Technique Cooperation Agreement with a third party, the Company is committed to contribute $2 million in cash in 2012 for the purpose to set up a laboratory jointly with the third party (Note 11(a)).

Legal contingencies

The Company is a party to legal matters and claims that are normal in the course of its operations. The Company has received some notices of claims for infringement of certain intellectual property, but believes that the likelihood of losses arising from such claims is remote as of December 31, 2011. While the Company also believes that the ultimate outcome of these matters, except for those described in the following paragraphs, will not have a material adverse effect on its financial position, results of operations and cash flows, the outcome of these matters is not determinable with certainty and negative outcomes may adversely affect the Company.

In November 2010, the Company submitted an arbitration application against a customer for breaching of its purchase commitment specified in certain sales agreements. In December 2010, the customer submitted a counter claim which requests the Company to compensate its losses, expenses and costs in the approximate amount of RMB11.2 million (US$1.7 million). The Company accrued a contingent loss of RMB5.6 million (approximately $0.8 million), being the amount of management’s estimated probable loss, for the arbitration case. As of December 31, 2011, the arbitration case was still under review and the Company assessed the accrual of contingent loss of RMB5.6 million (approximately $0.8 million) as appropriate.

In December 2011, Spreadtrum Shanghai received an arbitration summons from the Beijing Arbitration Commission for a supplier (the “Supplier”) alleging that Spreadtrum Shanghai had breached the terms of an agreement with the Supplier. The Supplier is seeking unpaid royalties, liquidated damages, and related fees and costs which, in the aggregate, should the Supplier prevail in the arbitration, would be material to the Company’s consolidated financial statements. However, Spreadtrum Shanghai believes the allegations by the Supplier are without merit and will defend the action vigorously. Spreadtrum Shanghai is currently in the process of collecting evidence and preparing its response to the Supplier, including potential counterclaims. Due to the early stage of the arbitration and the complexities and uncertainty surrounding the arbitration process, management is not able to make an estimate of the range of the reasonably possible loss, if any. Accordingly, no accrual for contingent loss was provided as of December 31, 2011.